Annual Total Returns - Fidelity® New York AMT Tax-Free Money Market Fund [BarChart] - 01.31 Fidelity New York AMT Tax-Free Money Market Fund Service PRO-09 - Fidelity® New York AMT Tax-Free Money Market Fund - Fidelity New York AMT Tax-Free Money Market Fund-Service Class AMT
Apr. 01, 2022
Bar Chart Table:
Annual Return 2012	0.02%
Annual Return 2013	0.02%
Annual Return 2014	0.06%
Annual Return 2015	0.04%
Annual Return 2016	0.10%
Annual Return 2017	0.44%
Annual Return 2018	1.01%
Annual Return 2019	1.06%
Annual Return 2020	0.32%
Annual Return 2021	0.01%